Accounting for Derivative Instruments and Hedging Activities - Pre-tax Effects of Economic Hedges not Designated as Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized Mark To Market Results [Abstract]
Reversal of previously recognized unrealized (gains)/losses on settled positions related to economic hedges	$ (68)	$ (73)	$ 47
Reversal of acquired loss/(gain) positions related to economic hedges	6	(10)	0
Net unrealized gains on open positions related to economic hedges	42	97	159
Total unrealized mark-to-market (losses)/gains for economic hedging activities	(20)	14	206
Reversal of previously recognized unrealized (gains) on settled positions related to trading activity	(11)	(12)	(25)
Net unrealized gains on open positions related to trading activity	31	29	14
Total unrealized mark-to-market gains/(losses) for trading activity	20	17	(11)
Total unrealized gains	0	31	195
Credit Risk Related Contingent Features [Abstract]
Collateral required contracts with credit rating contingent features in a net liability position	3
Adequate Assurance Clauses
Credit Risk Related Contingent Features [Abstract]
Collateral required for contracts in net liability positions that have adequate assurance clauses	14
Credit Rating Contingent Features
Credit Risk Related Contingent Features [Abstract]
Collateral required for contracts in net liability positions that have adequate assurance clauses	24
Commodity contracts
Unrealized Mark To Market Results [Abstract]
Total unrealized gains	0	31	195
Commodity contracts | Operating revenue
Unrealized Mark To Market Results [Abstract]
Total unrealized gains	53	(113)	241
Commodity contracts | Cost of operations
Unrealized Mark To Market Results [Abstract]
Total unrealized gains	(53)	144	(46)
Interest rate contracts
Unrealized Mark To Market Results [Abstract]
Total unrealized gains	$ (38)	$ 0	$ 4